STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (4,509,172)	$ (4,160,693)	$ (5,749,382)	$ (4,407,208)	$ (4,845,432)
Adjustments to reconcile net loss to net cash used in operating activities
Warrants issued for services	62,731	175,621	416,934	174,359	91,263
Stock options issued for services	339,076	694,621	794,738	436,228	1,339,692
Common stock issued for services and fees	135,333	136,557	270,343	295,885	48,963
Depreciation and amortization and noncash patent expenses	322,495	214,573	325,946	195,610	179,907
(Gain) loss on disposal of property and equipment	10,084			(644)
(Increase) decrease in assets
Prepaid expenses and other current assets	268,560	(38,839)	(447,977)	127,549	(136,264)
(Decrease) increase in liabilities
Accounts payable	(31,610)	19,591	(58,395)	32,175	(145,313)
Accounts payable and accrued expenses- related parties	43,962	12,303	3,211	490	(5,254)
Accrued expenses	(46,305)	72,668	34,886	(7,736)	31,683
Net cash used in operating activities	(3,404,846)	(2,873,598)	(4,409,696)	(3,153,292)	(3,440,755)
CASH FLOWS FROM INVESTING ACTIVITIES
Cost of intangibles	(371,320)	(38,662)	(81,743)	(64,096)	(29,577)
Purchase of property and equipment	(897,774)	(88,649)	(183,789)	(129,163)	(279,903)
Sale of property and equipment	2,500			19,500
Net cash used in investing activities	(1,266,594)	(127,311)	(265,532)	(173,759)	(309,480)
CASH FLOWS FROM FINANCING ACTIVITIES
Exercise of options and warrants	161,500	502,500	502,500
Issuance of common stock, institutional investor	3,612,400	3,439,060	5,722,060	1,553,190
Issuance of common stock, private placement					4,315,000
Repayment of equipment purchase payable	(380,470)	(17,839)	(23,849)
Net cash provided by financing activities	3,393,430	3,923,721	6,200,711	1,553,190	4,315,000
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,278,010)	922,812	1,525,483	(1,773,861)	564,765
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	3,482,327	1,956,844	1,956,844	3,730,705	3,165,940
CASH AND CASH EQUIVALENTS - END OF PERIOD	2,204,317	2,879,656	3,482,327	1,956,844	3,730,705
Supplemental Disclosure of Non-cash investing and financing activities:
Equipment acquisition funded by liability		107,033	749,316
Common stock for service, paid in advance		$ 36,250	$ 36,250